Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income (loss)	$ (974)	$ 526	$ 151
(Income ) Loss from discontinued operations, net of taxes	1,498	(102)	341
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment and other charges		123	64
Gain on sales of properties		(3)	(5)
Depreciation and amortization	627	606	590
Amortization of nuclear fuel	83	61	54
Amortization of debt issuance costs and premium/discounts	20	16	16
Deferred income taxes and investment tax credits, net	260	253	384
Allowance for equity funds used during construction	(36)	(34)	(52)
Stock-based compensation costs	29	17	15
Other	(8)	(14)	1
Changes in assets and liabilities:
Receivables	30	200	(232)
Materials and supplies	(25)	(27)	19
Accounts and wages payable	(34)	(31)	23
Taxes accrued	(3)	(5)	18
Assets, other	(6)	59	(47)
Liabilities, other	58	(68)	88
Pension and other postretirement benefits	(23)	(100)	(9)
Counterparty collateral, net	41	36	(70)
Premiums paid on long-term debt repurchases	(138)
Taum Sauk insurance recoveries, net of cost		(1)	54
Net cash provided by operating activities - continuing operations	1,399	1,512	1,403
Net cash provided by operating activities - discontinued operations	291	366	420
Net cash provided by operating activities	1,690	1,878	1,823
Cash Flows From Investing Activities:
Capital expenditures	(1,063)	(881)	(941)
Nuclear fuel expenditures	(91)	(62)	(68)
Purchases of securities - nuclear decommissioning trust fund	(403)	(220)	(271)
Sales and maturities of securities - nuclear decommissioning trust fund	384	199	256
Proceeds from sales of properties		3	7
Tax grants received related to renewable energy properties	18
Other	2	12	2
Net Cash used in investing activities - continuing operations	(1,153)	(949)	(1,015)
Net cash used in investing activities - discontinued operations	(157)	(99)	(81)
Net cash used in investing activities	(1,310)	(1,048)	(1,096)
Cash Flows From Financing Activities:
Dividends on common stock	(382)	(375)	(368)
Dividends paid to noncontrolling interest holders	(6)	(6)	(8)
Short-term debt and credit facility repayments, net	(148)	(481)	(221)
Redemptions, repurchases, and maturities:
Long-term debt	(760)	(155)	(110)
Preferred stock			(52)
Issuances:
Long-term debt	882
Common stock		65	80
Capital issuance costs	(16)		(9)
Generator advances received for construction	4	5	29
Repayments of generator advances received for construction		(73)	(39)
Net cash used in financing activities - continuing operations	(426)	(1,020)	(698)
Net cash used in financing activities - discontinued operations		(100)	(106)
Net cash provided by (used in) financing activities	(426)	(1,120)	(804)
Net change in cash and cash equivalents	(46)	(290)	(77)
Cash and cash equivalents at beginning of year	255	545	622
Cash and cash equivalents at end of year	209	255	545
Less cash and cash equivalents of discontinued operations at end of year	25	7	7
Cash and cash equivalents of continuing operations at end of year	184	248	538
Noncash financing activity – dividends on common stock	(7)
Cash Paid (Refunded) During the Year:
Interest net of capitalized	433	453	494
Income taxes, net	$ 1	$ (61)	$ (92)